Average Annual Total Returns		12 Months Ended	16 Months Ended
	Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025
Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]
Average Annual Return, Percent		16.25%	18.43%
Performance Inception Date	Sep. 04, 2024
Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		16.28%	18.54%
Performance Inception Date	Sep. 04, 2024
Venerable US Large Cap Strategic Equity Fund | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	19.14%
Venerable High Yield Fund | Class V
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	6.82%
Performance Inception Date	Sep. 04, 2024
Venerable High Yield Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.52%	6.75%
Performance Inception Date	Sep. 04, 2024
Venerable High Yield Fund | Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.62%	7.89%
Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]
Average Annual Return, Percent		6.87%	2.21%
Performance Inception Date	Sep. 04, 2024
Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.09% [1]	2.48%
Performance Inception Date	Sep. 04, 2024
Venerable Strategic Bond Fund | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	3.34%
Venerable Large Cap Index Fund | Class V
Prospectus [Line Items]
Average Annual Return, Percent		17.30%	20.40%
Performance Inception Date	Sep. 04, 2024
Venerable Large Cap Index Fund | Class I
Prospectus [Line Items]
Performance Inception Date	Sep. 04, 2024
Venerable Large Cap Index Fund | S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	19.19%
Venerable Moderate Allocation Fund | Class V
Prospectus [Line Items]
Average Annual Return, Percent		12.64%	12.62%
Performance Inception Date	Sep. 04, 2024
Venerable Moderate Allocation Fund | Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	19.14%
Venerable Moderate Allocation Fund | Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	3.34%
Venerable Moderate Allocation Fund | 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.41%	12.73%

[1]	The return differs from the performance reported in the Financial Highlights as the return in the table is calculated in a manner consistent with standardized performance in accordance with SEC rules.